Merger with Telik, Inc - Additional Information (Detail) (USD $)					12 Months Ended		1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Telik [Member]	Dec. 31, 2013 Telik [Member] Series A-1 Preferred Stock [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member]	Jul. 08, 2014 Subsequent Event [Member] Telik [Member] Series A-1 Preferred Stock [Member]
Loans At Acquisition Date [Line Items]
Common Stock, par value	$ 0.001	$ 0.001	[1]	$ 0.001	$ 0.01		$ 0.01
Common stock exchange ratio							2.223284
Preferred Stock, par value						$ 0.01		$ 0.01
Ownership percentage of MabVax equity holders					85.00%		85.00%
Ownership percentage of former Telik equity holders					15.00%		15.00%

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.